VEDDER PRICE
                                      VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 NORTH LASALLE STREET
                                      CHICAGO, ILLINOIS 60601-1003
                                      312-609-7500
                                      FACSIMILE: 312-609-5005

                                      A PARTNERSHIP INCLUDING VEDDER, PRICE,
                                      KAUFMAN & KAMMHOLZ, P.C.
                                      WITH OFFICES IN CHICAGO AND NEW YORK CITY

                                      June 7, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   DRIEHAUS MUTUAL FUNDS
               FILE NOS. 333-05265 AND 811-07655


To The Commission:

         Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus and Statement of Additional Information dated June 8, 1999 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.



                                                         Very truly yours,



                                                         /s/Christine A. Scheel
                                                         ----------------------
                                                         Christine A. Scheel

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